General - Financial informations Maximum exposure and Loss recognised of unconsolidated structured entities (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of unconsolidated structured entities [line items]
Purchase commitment	₩ 3,638,934	₩ 2,817,626
Investments in MMF(Money Market Funds)	1,862,861	187,159
Asset securitization
Disclosure of unconsolidated structured entities [line items]
Total asset of the unconsolidated structured entities	12,118,202	9,725,385
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	5,640,625	6,941,360
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	162	242
The maximum exposure to risks	5,669,611	7,026,784
Investment assets	5,640,625	6,941,360
Purchase commitment	0	0
Credit offerings and others	28,986	85,424
Loss recognized on unconsolidated structured entities	₩ 0	₩ 0
Disclosure of information about interests in structured entity	Unconsolidated structured entities classified as ‘asset securitization’ are entities that issue asset-backed securities, pay the principal and interest or distribute dividends on asset-backed securities through borrowings or profits from the management, operation and sale of securitized assets. The Group has been purchasing commitments of asset-backed securities or issuing asset-backed securities through credit grants and recognizes related interest or fee revenue. There are entities that provide additional funding and conditional debt acquisition commitments before the Group’s financial support, but the Group is still exposed to losses arising from the purchase of financial assets issued by the structured entities when it fails to renew the securities.	Unconsolidated structured entities classified as ‘asset securitization’ are entities that issue asset-backed securities, pay the principal and interest or distribute dividends on asset-backed securities through borrowings or profits from the management, operation and sale of securitized assets. The Group has been purchasing commitments of asset-backed securities or issuing asset-backed securities through credit grants and recognizes related interest or fee revenue. There are entities that provide additional funding and conditional debt acquisition commitments before the Group’s financial support, but the Group is still exposed to losses arising from the purchase of financial assets issued by the structured entities when it fails to renew the securities.
Asset securitization | Financial assets at FVTPL
Disclosure of unconsolidated structured entities [line items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	₩ 75,519	₩ 10,923
Asset securitization | Financial assets at FVTOCI
Disclosure of unconsolidated structured entities [line items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	1,341,132	1,813,481
Asset securitization | Financial assets at amortized cost
Disclosure of unconsolidated structured entities [line items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	4,223,974	5,116,956
Asset securitization | Investments in joint ventures and associates
Disclosure of unconsolidated structured entities [line items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	0	0
Asset securitization | Derivative assets
Disclosure of unconsolidated structured entities [line items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	0	0
Asset securitization | Derivative liabilities
Disclosure of unconsolidated structured entities [line items]
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	0	0
Asset securitization | Other liabilities (provisions)
Disclosure of unconsolidated structured entities [line items]
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	162	242
Structured finance
Disclosure of unconsolidated structured entities [line items]
Total asset of the unconsolidated structured entities	230,294,151	130,281,870
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	11,104,844	5,512,070
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	2,434	2,270
The maximum exposure to risks	13,356,328	6,402,819
Investment assets	11,104,844	5,512,070
Purchase commitment	335,651	0
Credit offerings and others	1,915,833	890,749
Loss recognized on unconsolidated structured entities	₩ 122,139	₩ 84,962
Disclosure of information about interests in structured entity	Unconsolidated structured entities classified as ‘structured finance’ include real estate project financing investment vehicles, social overhead capital companies, and special purpose companies for ship (aircraft) financing. Each entity is incorporated as a separate company with a limited purpose in order to efficiently pursue business goals and the fund is raised by equity investment or loans from financial institutions and participating institutions. ‘Structured financing’ is a financing method for large-scale risky business, with investments made based on feasibility of the specific business or project, instead of credit of business owner or physical collaterals. The investors receive profits from the operation of the business. The Group recognizes interest revenue, profit or loss from assessment or transactions of financial instruments, or dividend income. With regard to uncertainties involving structured financing, there are entities that provide financial support such as additional funds, guarantees and prioritized credit grants prior to the Group’s intervention, but the Group is exposed to possible losses due to loss of principal from reduction in investment value or irrecoverable loans arising from failure to collect scheduled cash flows and cessation of projects.	Unconsolidated structured entities classified as ‘structured finance’ include real estate project financing investment vehicles, social overhead capital companies, and special purpose companies for ship (aircraft) financing. Each entity is incorporated as a separate company with a limited purpose in order to efficiently pursue business goals and the fund is raised by equity investment or loans from financial institutions and participating institutions. ‘Structured financing’ is a financing method for large-scale risky business, with investments made based on feasibility of the specific business or project, instead of credit of business owner or physical collaterals. The investors receive profits from the operation of the business. The Group recognizes interest revenue, profit or loss from assessment or transactions of financial instruments, or dividend income. With regard to uncertainties involving structured financing, there are entities that provide financial support such as additional funds, guarantees and prioritized credit grants prior to the Group’s intervention, but the Group is exposed to possible losses due to loss of principal from reduction in investment value or irrecoverable loans arising from failure to collect scheduled cash flows and cessation of projects.
Structured finance | Financial assets at FVTPL
Disclosure of unconsolidated structured entities [line items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	₩ 2,101,491	₩ 20,898
Structured finance | Financial assets at FVTOCI
Disclosure of unconsolidated structured entities [line items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	50,419	44,477
Structured finance | Financial assets at amortized cost
Disclosure of unconsolidated structured entities [line items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	8,951,737	5,444,604
Structured finance | Investments in joint ventures and associates
Disclosure of unconsolidated structured entities [line items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	0	0
Structured finance | Derivative assets
Disclosure of unconsolidated structured entities [line items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	1,197	2,091
Structured finance | Derivative liabilities
Disclosure of unconsolidated structured entities [line items]
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	89	421
Structured finance | Other liabilities (provisions)
Disclosure of unconsolidated structured entities [line items]
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	2,345	1,849
Investment Fund
Disclosure of unconsolidated structured entities [line items]
Total asset of the unconsolidated structured entities	473,869,175	268,076,078
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	13,194,525	7,694,857
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	992	0
The maximum exposure to risks	18,399,891	11,588,447
Investment assets	13,194,525	7,694,857
Purchase commitment	4,768,592	3,892,107
Credit offerings and others	436,774	1,483
Loss recognized on unconsolidated structured entities	₩ 239,152	₩ 200,672
Disclosure of information about interests in structured entity	Unconsolidated structured entities classified as ‘investment funds’ include investment trusts and private equity funds. An investment trust orders the investment and operation of funds to the trust manager in accordance with trust contract with profits distributed to the investors. Private equity funds finance money required to acquire equity securities to enable direction of management and/or improvement of ownership structure, with profit distributed to the investors. The Group recognizes pro rata amount of dividend income as an investor in the same way as ‘structured finance’ and may be exposed to losses due to reduction in investment value. Investments in MMF (Money Market Funds), ETF(Exchange Traded Funds) and Listed Investment Fund as of December 31, 2024 and 2025 are 187,159 million Won and 1,862,861 million Won, respectively, and there are no additional commitments for MMF, ETF and Listed Investment Fund.	‘Real estate trust’ is to be entrusted as the underlying property for the purpose of managing, disposing, operating or developing from the consignor who owns the property and distributes the proceeds achieved through the trust to the beneficiary. When the consignee does not fulfill his or her important obligations in the trust contract or it is, in fact, difficult to run the business, the Group may be exposed to the threat of compensating for the loss.
Investment Fund | Financial assets at FVTPL
Disclosure of unconsolidated structured entities [line items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	₩ 11,096,765	₩ 6,787,853
Investment Fund | Financial assets at FVTOCI
Disclosure of unconsolidated structured entities [line items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	0	0
Investment Fund | Financial assets at amortized cost
Disclosure of unconsolidated structured entities [line items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	1,159,459	79,879
Investment Fund | Investments in joint ventures and associates
Disclosure of unconsolidated structured entities [line items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	938,301	824,536
Investment Fund | Derivative assets
Disclosure of unconsolidated structured entities [line items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	0	2,589
Investment Fund | Derivative liabilities
Disclosure of unconsolidated structured entities [line items]
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	0	0
Investment Fund | Other liabilities (provisions)
Disclosure of unconsolidated structured entities [line items]
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	992	0
Real estate trust
Disclosure of unconsolidated structured entities [line items]
Total asset of the unconsolidated structured entities	2,760,602	2,541,640
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	94,949	183,036
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	30,641	10,769
The maximum exposure to risks	286,975	348,947
Investment assets	94,949	183,036
Purchase commitment	0	0
Credit offerings and others	192,026	165,911
Loss recognized on unconsolidated structured entities	₩ 234,595	79,152
Disclosure of information about interests in structured entity	‘Real estate trust’ is to be entrusted as the underlying property for the purpose of managing, disposing, operating or developing from the consignor who owns the property and distributes the proceeds achieved through the trust to the beneficiary. When the consignee does not fulfill his or her important obligations in the trust contract or it is, in fact, difficult to run the business, the Group may be exposed to the threat of compensating for the loss.
Real estate trust | Financial assets at FVTPL
Disclosure of unconsolidated structured entities [line items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	₩ 12,994	12,644
Real estate trust | Financial assets at FVTOCI
Disclosure of unconsolidated structured entities [line items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	0	0
Real estate trust | Financial assets at amortized cost
Disclosure of unconsolidated structured entities [line items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	81,955	170,392
Real estate trust | Investments in joint ventures and associates
Disclosure of unconsolidated structured entities [line items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	0	0
Real estate trust | Derivative assets
Disclosure of unconsolidated structured entities [line items]
Assets recognized in the consolidated financial statements related to the unconsolidated structured entities	0	0
Real estate trust | Derivative liabilities
Disclosure of unconsolidated structured entities [line items]
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	0	0
Real estate trust | Other liabilities (provisions)
Disclosure of unconsolidated structured entities [line items]
Liabilities recognized in the consolidated financial statements related to the unconsolidated structured entities	₩ 30,641	₩ 10,769